Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 7,756
Ending balance	7,959	$ 7,756
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,146	11,545
Acquisitions		2
Additions	987	861
Disposals	(2)	(7)
Foreign currency adjustments and other	12	(255)
Ending balance	13,143	12,146
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(4,390)	(3,809)
Amortization	782	742
Disposals	1	5
Foreign currency adjustments and other	13	(156)
Ending balance	(5,184)	(4,390)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,415
Ending balance	4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,415	4,415
Ending balance	4,415	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	166
Ending balance	166	166
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	166	166
Ending balance	166	166
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,581
Ending balance	2,878	2,581
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,698	4,991
Acquisitions		2
Additions	987	861
Disposals	(2)	(7)
Foreign currency adjustments and other	4	(149)
Ending balance	6,687	5,698
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,117)	(2,581)
Amortization	685	639
Disposals	1	5
Foreign currency adjustments and other	8	(98)
Ending balance	(3,809)	(3,117)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	594
Ending balance	500	594
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,867	1,973
Foreign currency adjustments and other	8	(106)
Ending balance	1,875	1,867
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,273)	(1,228)
Amortization	97	103
Foreign currency adjustments and other	5	(58)
Ending balance	$ (1,375)	$ (1,273)